Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Ordinary shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares authorized	800,000,000	800,000,000
Ordinary shares issued	185,613,662	190,879,919		164,888,519
Ordinary shares outstanding	185,613,662	190,879,919